Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 313,158	$ 1,071,253
Prepaid expenses	103,996	29,200
Total Current Assets	417,154	1,100,453
Investments held in Trust Account	174,266,206	151,500,000
TOTAL ASSETS	174,683,360	152,600,453
Current liabilities
Accounts payable and accrued expenses	325,691	18,123
Due to related party	120,000
Advance from related party		120,005
Total Current Liabilities	445,691	138,128
Warrant liabilities	3,204,000	7,320,000
Total Liabilities	3,649,691	7,458,128
Commitments
Common stock subject to possible redemption 17,250,000 and 15,000,000 shares at $10.10 per share redemption value as of December 31, 2021 and 2020, respectively	174,225,000	151,500,000
Stockholders’ Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Common stock, $0.0001 par value; 50,000,000 shares authorized; 4,312,500 shares issued and outstanding as of December 31, 2021 and 2020, respectively	431	431
Additional paid-in capital
Accumulated deficit	(3,191,762)	(6,358,106)
Total Stockholders’ Deficit	(3,191,331)	(6,357,675)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 174,683,360	$ 152,600,453